Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment reportingUnit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 03, 2020	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ 2,700	$ (9,000)	$ (4,100)
Number of operating segments | segment	1
Number of reporting units | reportingUnit	1
Standard product warranty term	1 year
Cost of sales	$ 756,955	800,837	637,631
Advertising costs	15,800	13,500	9,500
Accounts receivable, allowance for credit loss	22,880	23,124	27,052			$ 12,115
Allowances for credit losses for loans receivable	10,598	5,142	9,132			0
Recoveries collected	$ 0	288
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Impact of Change in Accounting Policy
Significant Accounting Policies [Line Items]
Accounts receivable, allowance for credit loss						8,089
Allowances for credit losses for other receivables					$ 10,200
Allowances for credit losses for loans receivable					$ 1,300	$ 11,543
QIAGEN N.V. | Thermo Fischer Sceintific
Significant Accounting Policies [Line Items]
Minimum acceptance threshold				66.67%
Acquisition-related expenses recorded within restructuring, acquisition, integration and other expenses			125,500
Payments for expense reimbursement			95,000
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales	$ 34,400	$ 31,700	$ 32,100